RELATED PARTY TRANSACTIONS AND AFFILIATED COMPANIES - Schedule of Amounts Due from (Paid to) Related Parties (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	$ 4,678	$ 5,545
Total operating expenses	2,000	2,124
Total other income (expenses)	1,117	(18,759)
Front Ocean Management
Disclosure of transactions between related parties [line items]
Total operating expenses	1,544	1,558
Seatankers Management Norway AS
Disclosure of transactions between related parties [line items]
Total operating expenses	0	351
Seatankers Management Co. Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,877	1,109
Total operating expenses	456	215
SFL
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	1,048	1,837
Golden Ocean
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	48	748
Flex LNG Ltd
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	795	736
Avance Gas
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	572	929
Shareholder loan facility finance expense
Disclosure of transactions between related parties [line items]
Total other income (expenses)	0	(10,936)
Revolving credit facility finance expense
Disclosure of transactions between related parties [line items]
Total other income (expenses)	0	(6,903)
FMS Holdco share of results
Disclosure of transactions between related parties [line items]
Total other income (expenses)	712	711
TFG Marine
Disclosure of transactions between related parties [line items]
Total revenues and other operating income	338	186
Total other income (expenses)	$ 405	$ (1,631)